18. Authorizations payable (Details 1) - TIM Celular S.A. ("TIM Celular") [Member]	12 Months Ended
Dec. 31, 2017
Amapa Roraima Para Amazonas and Maranhao [Member]
AuthorizationsPayableLineItems [Line Items]
450 MHz	-
800 MHz, 900 MHz and 1,800 MHz	March, 2031*
Additional frequencies 1,800 MHz	April, 2023
1,900 MHz and 2,100 MHz (3G)	April, 2023
2,500 MHz V1 Band (4G)	October, 2027
2,500 MHz (P Band (4G)	Part of AR92 (PA) – February, 2024*
700 MHz (4G)	December, 2029
Rio de Janeiro and Espirito Santo [Member]
AuthorizationsPayableLineItems [Line Items]
450 MHz	October, 2027
800 MHz, 900 MHz and 1,800 MHz	March, 2031*
Additional frequencies 1,800 MHz	ES - April, 2023
1,900 MHz and 2,100 MHz (3G)	April, 2023
2,500 MHz V1 Band (4G)	October, 2027
2,500 MHz (P Band (4G)	Part of AR21 (RJ) – February, 2024*
700 MHz (4G)	December, 2029
Acre Rondonia Mato Grosso Mato Grosso do Sul Tocantins Distrito Federal Goias Rio Grande do Sul except the municipality of Pelotas and region and the municipalities of Londrina and Tamarana in Parana [Member]
AuthorizationsPayableLineItems [Line Items]
450 MHz	PR - October, 2027
800 MHz, 900 MHz and 1,800 MHz	March, 2031*
Additional frequencies 1,800 MHz	April, 2023
1,900 MHz and 2,100 MHz (3G)	April, 2023
2,500 MHz V1 Band (4G)	October, 2027
2,500 MHz (P Band (4G)	Part of AR61 (DF) – February, 2024*
700 MHz (4G)	December, 2029
Sao Paulo [Member]
AuthorizationsPayableLineItems [Line Items]
450 MHz	-
800 MHz, 900 MHz and 1,800 MHz	March, 2031*
Additional frequencies 1,800 MHz	Countryside - April, 2023
1,900 MHz and 2,100 MHz (3G)	April, 2023
2,500 MHz V1 Band (4G)	October, 2027
2,500 MHz (P Band (4G)	-
700 MHz (4G)	December, 2029
Parana except the municipalities of Londrina and Tamarana [Member]
AuthorizationsPayableLineItems [Line Items]
450 MHz	October, 2027
800 MHz, 900 MHz and 1,800 MHz	September, 2022*
Additional frequencies 1,800 MHz	April, 2023
1,900 MHz and 2,100 MHz (3G)	April, 2023
2,500 MHz V1 Band (4G)	October, 2027
2,500 MHz (P Band (4G)	AR 41, except Curitiba and Metropolitan Region - February, 2024* AR41, Curitiba and Metropolitan Region -July, 2031
700 MHz (4G)	December, 2029
Santa Catarina [Member]
AuthorizationsPayableLineItems [Line Items]
450 MHz	October, 2027
800 MHz, 900 MHz and 1,800 MHz	September, 2023*
Additional frequencies 1,800 MHz	April, 2023
1,900 MHz and 2,100 MHz (3G)	April, 2023
2,500 MHz V1 Band (4G)	October, 2027
2,500 MHz (P Band (4G)	-
700 MHz (4G)	December, 2029
Municipality and region of Pelotas in the State of Rio Grande do Sul [Member]
AuthorizationsPayableLineItems [Line Items]
450 MHz	-
800 MHz, 900 MHz and 1,800 MHz	April, 2024*
Additional frequencies 1,800 MHz	-
1,900 MHz and 2,100 MHz (3G)	April, 2023
2,500 MHz V1 Band (4G)	October, 2027
2,500 MHz (P Band (4G)	-
700 MHz (4G)	December, 2029
Pernambuco [Member]
AuthorizationsPayableLineItems [Line Items]
450 MHz	-
800 MHz, 900 MHz and 1,800 MHz	May, 2024*
Additional frequencies 1,800 MHz	-
1,900 MHz and 2,100 MHz (3G)	April, 2023
2,500 MHz V1 Band (4G)	October, 2027
2,500 MHz (P Band (4G)	Part of AR81-July, 2031
700 MHz (4G)	December, 2029
Ceara [Member]
AuthorizationsPayableLineItems [Line Items]
450 MHz	-
800 MHz, 900 MHz and 1,800 MHz	November, 2023*
Additional frequencies 1,800 MHz	-
1,900 MHz and 2,100 MHz (3G)	April, 2023
2,500 MHz V1 Band (4G)	October, 2027
2,500 MHz (P Band (4G)	-
700 MHz (4G)	December, 2029
Paraiba [Member]
AuthorizationsPayableLineItems [Line Items]
450 MHz	-
800 MHz, 900 MHz and 1,800 MHz	December, 2023*
Additional frequencies 1,800 MHz	-
1,900 MHz and 2,100 MHz (3G)	April, 2023
2,500 MHz V1 Band (4G)	October, 2027
2,500 MHz (P Band (4G)	-
700 MHz (4G)	December, 2029
Rio Grande do Norte [Member]
AuthorizationsPayableLineItems [Line Items]
450 MHz	-
800 MHz, 900 MHz and 1,800 MHz	December, 2023*
Additional frequencies 1,800 MHz	-
1,900 MHz and 2,100 MHz (3G)	April, 2023
2,500 MHz V1 Band (4G)	October, 2027
2,500 MHz (P Band (4G)	-
700 MHz (4G)	December, 2029
Alagoas [Member]
AuthorizationsPayableLineItems [Line Items]
450 MHz	-
800 MHz, 900 MHz and 1,800 MHz	December, 2023*
Additional frequencies 1,800 MHz	-
1,900 MHz and 2,100 MHz (3G)	April, 2023
2,500 MHz V1 Band (4G)	October, 2027
2,500 MHz (P Band (4G)	-
700 MHz (4G)	December, 2029
Piaui [Member]
AuthorizationsPayableLineItems [Line Items]
450 MHz	-
800 MHz, 900 MHz and 1,800 MHz	March, 2024*
Additional frequencies 1,800 MHz	-
1,900 MHz and 2,100 MHz (3G)	April, 2023
2,500 MHz V1 Band (4G)	October, 2027
2,500 MHz (P Band (4G)	-
700 MHz (4G)	December, 2029
Minas Gerais except the municipalities of the PGO sector 3 for 3G the radio frequencies and other [Member]
AuthorizationsPayableLineItems [Line Items]
450 MHz	-
800 MHz, 900 MHz and 1,800 MHz	April, 2028*
Additional frequencies 1,800 MHz	April, 2023
1,900 MHz and 2,100 MHz (3G)	April, 2023
2,500 MHz V1 Band (4G)	October, 2027
2,500 MHz (P Band (4G)	Part of AR31 - February, 2030*
700 MHz (4G)	December, 2029
Bahia and Sergipe [Member]
AuthorizationsPayableLineItems [Line Items]
450 MHz	-
800 MHz, 900 MHz and 1,800 MHz	August, 2027*
Additional frequencies 1,800 MHz	-
1,900 MHz and 2,100 MHz (3G)	April, 2023
2,500 MHz V1 Band (4G)	October, 2027
2,500 MHz (P Band (4G)	-
700 MHz (4G)	December, 2029